Organization and Summary of Significant Accounting Policies (Details 17) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jul. 01, 2012	Jul. 03, 2011	Jun. 27, 2010
Intrinsic value of stock options exercised and the fair value of stock options vested
Intrinsic value of options exercised	$ 26	$ 44	$ 35
Fair value of stock options vested	$ 268	$ 293	$ 114